Schedule of Movement of the Group’s Deferred Tax (Liabilities) Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance at January 1	$ (13,420)	$ 919	$ 202
Credited/(Charged) to the consolidated statements of income and comprehensive income	5,177	(14,339)	717
Balance at December 31	$ (8,243)	$ (13,420)	$ 919